Accrued liabilities and other payables (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Accrued liabilities and other payables

(in KUSD)	December 31, 2021	December 31, 2020
Payroll and social charges	16,063	12,063
R&D costs	20,320	15,333
GTN sales adjustments (1)	1,386	—
Other (2)	12,728	2,979
	50,497	30,375
(1) See note 7, “Product revenues, net”.
(2) Other includes the short term component of the Deferred royalty obligation as of December 31, 2021. See note 26, “Deferred royalty obligation”.